Financial risk management	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management	5.4. Financial risk management
General risk management principles
Nokia has a systematic and structured approach to risk
management. Key risks and opportunities are primarily
identified against business targets either in business
operations or as an integral part of strategy and financial
planning. Risk management covers strategic, operational,
financial, compliance and reputational risks. Key risks and
opportunities are analyzed, managed and monitored as
part of business performance management. The principles
documented in the Nokia Enterprise Risk Management Policy,
which is approved by the Audit Committee of the Board,
require risk management and its elements to be integrated into key processes. One of the core principles is that the business or function head is also the risk owner, although all employees are responsible for identifying, analyzing and managing risks, as appropriate, given their roles and duties. Nokia’s overall risk management concept is based on managing the key risks that
would prevent Nokia from meeting its objectives, rather than focusing on eliminating risks. In addition to the principles defined in the Nokia Enterprise Risk Management Policy,
other key policies and operating procedures reflect the
implementation of specific aspects of risk management,
including financial risk management.
Financial risks
The objective for treasury activities is to guarantee sufficient funding at all times and to identify, evaluate and manage
financial risks. Treasury activities support this aim by mitigating the adverse effects on the profitability of the underlying
business caused by fluctuations in the financial markets,
and by managing the capital structure by balancing the levels of liquid assets and financial borrowings. Treasury activities are governed by the Nokia Treasury Policy approved by the
President and CEO, which provides principles for overall
financial risk management and determines the allocation
of responsibilities for financial risk management activities.
Operating procedures approved by the Chief Financial Officer
(CFO) cover specific areas such as foreign exchange risk,
interest rate risk, credit risk and liquidity risk, as well as the use of derivative financial instruments in managing these risks.
Nokia is risk averse in its treasury activities.
Financial risks are divided into market risk covering foreign exchange risk and interest rate risk, financial credit risk, and liquidity risk.
Market risk
Foreign exchange risk
Nokia operates globally and is exposed to transaction and
translation foreign exchange risks. The objective of foreign exchange risk management is to mitigate adverse impacts from foreign exchange fluctuations on Nokia’s profitability and cash flows. Treasury applies a global portfolio approach to manage foreign exchange risks within approved guidelines and limits.
Transaction risk arises from foreign currency denominated
assets and liabilities together with foreign currency
denominated future cash flows. Transaction exposures are
managed in the context of various functional currencies of
Group companies. Material transactional foreign exchange
exposures are hedged, unless hedging would be uneconomical
due to market liquidity and/or hedging cost. Exposures are
defined using transaction nominal values. Exposures are mainly hedged with derivative financial instruments, such as foreign exchange forward contracts and foreign exchange options
with most of the hedging instruments having a duration
of less than a year.
A layered hedging approach is typically used for hedging
of highly probable forecast foreign currency denominated
cash flows with quarterly hedged items defined based on set
hedge ratio ranges for each successive quarter. Hedged items defined for successive quarters are hedged with foreign
exchange forward contracts and foreign exchange options with a hedge ratio of 1:1. Hedging level ranges are adjusted on a monthly basis including hedging instrument designation and
documentation as appropriate. In cases where hedges exceed
the hedge ratio range for any specific quarter, the hedge
portfolio for that specific quarter is adjusted accordingly.
In certain cases, mainly related to long-term construction
projects within Submarine Networks business which is
presented as a discontinued operation, Nokia applies fair value hedge accounting for foreign exchange risk with the objective to reduce the exposure to fluctuations in the fair value of the related firm commitments due to changes in foreign exchange
rates. Exposures are mainly hedged with foreign exchange
forward contracts with most of the hedging instruments
matching the duration of the underlying projects. Nokia
continuously manages the portfolio of hedging instruments
to ensure appropriate alignment with the portfolio of hedged items at a hedging ratio of 1:1.
As Nokia has entities where the functional currency is other than the euro, the shareholders’ equity is exposed to
fluctuations in foreign exchange rates. Changes in shareholders’
equity caused by movements in foreign exchange rates are
shown as currency translation differences in the consolidated financial statements. The risk management strategy is to
protect the euro counter value of the portion of this exposure expected to materialize as foreign currency repatriation cash flows in the foreseeable future. Exposures are mainly hedged with derivative financial instruments, such as foreign exchange forward contracts and foreign exchange options with most of
the hedging instruments having a duration of less than a year.
Hedged items are defined based on conservative expectations
of repatriation cash flows based on a range of considerations.
Net investment exposures are reviewed, hedged items
designated, and hedging levels adjusted at minimum on a
quarterly basis with a hedge ratio of 1:1. Additionally, hedging levels are adjusted whenever there are significant events
impacting expected repatriation cash flows.
The foreign exchange risk arising from foreign currency
denominated interest-bearing liabilities is primarily hedged using cross-currency swaps that are also used to manage
Nokia’s interest rate profile (refer to the interest rate risk section below).
Notional amounts in currencies that represent a significant portion of the currency mix in outstanding financial instruments and other hedged items at 31 December:

EURm	USD	CNY	INR	GBP
2024
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	450	(220)	(175)	222
Foreign exchange exposure designated as hedged item for net investment hedging(3)	135	783	208	152
Foreign exchange exposure from interest-bearing liabilities(4)	(786)	—	—	—
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	961	(822)	(718)	(100)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	735	813	200	83
2023
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	606	(232)	(153)	36
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	1 354	—	—	—
Foreign exchange exposure designated as hedged item for net investment hedging(3)	—	788	184	106
Foreign exchange exposure from interest-bearing liabilities(4)	(750)	—	—	—
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	2 475	(804)	(346)	(52)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	(205)	720	(38)	108
(1)Includes foreign exchange exposure from forecast cash flows related to sales and purchases. In some currencies, especially the US dollar, Nokia has substantial foreign exchange exposures in both estimated cash inflows and outflows. These underlying exposures have been hedged.
(2)Includes foreign exchange exposure from contractual firm commitments. These underlying exposures have been substantially hedged.
(3)Includes net investment exposures in foreign operations. These underlying exposures have been hedged.
(4)Includes interest-bearing liabilities that have been hedged with cross-currency swaps and foreign exchange forwards. Refer to Note 5.3. Derivative and firm commitment assets and liabilities.
(5)Items on the statement of financial position are hedged by a portion of foreign exchange derivatives not designated in a hedge relationship and carried at fair value through profit and loss. Embedded derivatives are included in this line item.
Effects of hedge accounting on the financial position and performance
Nokia is using several types of hedge accounting programs to manage its foreign exchange and interest rate risk exposures; refer to Note 5.3. Derivative and firm commitment assets and liabilities.
The effect of these programs on Nokia’s financial position and performance at 31 December:

EURm	Cash flow hedges(1)	Net investment hedges(1)	Fair value hedges for FX risk(1)	Fair value and cash flow hedges(1)
2024
Carrying amount of hedging instruments	(12)	(5)	—	(88)
Notional amount of hedging instruments	(1 043)	(1 498)	—	2 885
Notional amount of hedged items	1 043	1 498	—	(2 885)
Change in intrinsic value of hedging instruments since 1 January	(3)	(39)	—	10
Change in value of hedged items used to determine hedge effectiveness	6	39	—	(13)
2023
Carrying amount of hedging instruments	2	5	(45)	(174)
Notional amount of hedging instruments	(968)	(1 166)	(1 354)	3 205
Notional amount of hedged items	968	1 166	1 354	(3 205)
Change in intrinsic value of hedging instruments since 1 January	22	132	40	89
Change in value of hedged items used to determine hedge effectiveness	(15)	(132)	(42)	(93)
(1)No significant ineffectiveness has been recorded during the periods presented and economic relationships have been fully effective.
The methodology for assessing foreign exchange risk
exposures: Value-at-Risk
Nokia uses the Value-at-Risk (VaR) methodology to assess
exposures to foreign exchange risks. The VaR-based
methodology provides estimates of potential fair value losses in market risk-sensitive instruments as a result of adverse
changes in specified market factors, at a specified confidence level over a defined holding period. Nokia calculates the foreign exchange VaR using the Monte Carlo method, which simulates
random values for exchange rates in which Nokia has exposures and takes the non-linear price function of certain derivative instruments into account. The VaR is determined using
volatilities and correlations of rates and prices estimated from a sample of historical market data, at a 95% confidence level, using a one-month holding period. To put more weight on
recent market conditions, an exponentially weighted moving
average is performed on the data with an appropriate decay
factor. This model implies that, within a one-month period, the potential loss will not exceed the VaR estimate in 95% of
possible outcomes.
In the remaining 5% of possible outcomes, the potential loss will be at minimum equal to the VaR figure and, on average,
substantially higher. The VaR methodology relies on a number of assumptions, which include the following: risks are measured under average market conditions, changes in market risk
factors follow normal distributions, future movements in
market risk factors are in line with estimated parameters and the assessed exposures do not change during the holding
period. Thus, it is possible that, for any given month, the
potential losses at a 95% confidence level are different and could be substantially higher than the estimated VaR.
The VaR calculation includes foreign currency denominated
monetary financial instruments, such as current financial
investments, loans and trade receivables, cash, and loans
and trade payables; foreign exchange derivatives carried
at fair value through profit and loss that are not in a hedge relationship and are mostly used to hedge the statement
of financial position foreign exchange exposure, as well as
embedded derivatives; and foreign exchange derivatives
designated as forecast cash flow hedges, fair value hedges
and net investment hedges as well as the exposures
designated, as hedged items for these hedge relationships.

The VaR risk measures for Nokia’s sensitivity to foreign exchange risks are presented in the Total VaR column and the simulated impact to financial statements is presented in the profit, other comprehensive income (OCI) and cumulative translation adjustment (CTA) columns in the table below.

	2024				2023
		Simulated impact on financial statements				Simulated impact on financial statements
EURm	Total VaR	Profit	OCI	CTA	Total VaR	Profit	OCI	CTA
31 December	36	40	23	—	72	67	18	—
Average for the year	19	15	21	—	32	25	23	—
Range for the year	8-36	9-40	11-25	0-0	19-72	12-67	9-40	0-0

The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting at 31 December:
					Maturity breakdown of notional amounts (EURm)(1)
	Currency	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months	Between 1 and 3 years	Beyond 3 years
2024
Cash flow hedge accounting	GBP	(5)	0.8423	(222)	(69)	(153)	—	—
	USD	(11)	1.0670	(459)	(170)	(289)	—	—

Net investment hedge accounting	CNY	(6)	7.6474	(783)	(783)	—	—	—
	INR	—	88.8518	(208)	(186)	(22)	—	—
2023
Cash flow hedge accounting	GBP	(1)	0.8640	(219)	(63)	(156)	—	—
	USD	5	1.0881	(860)	(231)	(629)	—	—
	USD	(2)	1.0832	257	—	119	131	7

Net investment hedge accounting	CNY	4	7.8152	(788)	(788)	—	—	—

Fair value hedge accounting for FX risk	USD	(45)	1.1196	(1 354)	(427)	(301)	(616)	(10)
(1) Negative notional amounts indicate that hedges sell currency, and positive notional amounts indicate that hedges buy currency.
Interest rate risk
Nokia is exposed to interest rate risk either through market value fluctuations of items on the statement of financial
position (price risk) or through changes in interest income or expenses (refinancing or reinvestment risk). Interest rate risk mainly arises through interest-bearing liabilities and assets.
Estimated future changes in cash flows and the structure of
the statement of financial position also expose Nokia to
interest rate risk.
The objective of interest rate risk management is to mitigate adverse impacts arising from interest rate fluctuations on the income statement, cash flow and financial assets and liabilities while taking into consideration Nokia’s target capital structure and the resulting net interest rate exposure. Nokia has entered into long-term borrowings mainly at fixed rates and swapped
most of them into floating rates, in line with a defined target interest profile. Nokia has not entered into interest rate swaps where it would be paying fixed rates. Nokia aims to mitigate the adverse impacts from interest rate fluctuations by
continuously managing net interest rate exposure arising
from financial assets and liabilities, by setting appropriate risk management benchmarks and risk limits.
Treasury monitors and manages interest rate exposure
centrally. Nokia uses selective sensitivity analyses to assess and measure interest rate exposure arising from interest-bearing assets, interest-bearing liabilities and related derivatives.
Sensitivity analysis determines an estimate of potential
fair value changes in market risk-sensitive instruments by
varying interest rates in currencies in which Nokia has material amounts of financial assets and liabilities while keeping all other variables constant.
Sensitivities to credit spreads are not reflected in the
sensitivity analysis.

Interest rate profile of items under interest rate risk management at 31 December:
	2024		2023
EURm	Fixed rate	Floating rate(1)	Fixed rate	Floating rate(1)
Non-current interest-bearing financial investments	457	—	715	—
Current interest-bearing financial investments	133	1 528	510	1 055
Cash and cash equivalents	54	6 569	55	6 179
Interest-bearing liabilities	(3 150)	(737)	(3 483)	(708)
Financial assets and liabilities before derivatives	(2 506)	7 360	(2 203)	6 526
Interest rate derivatives	2 820	(2 820)	3 057	(3 057)
Financial assets and liabilities after derivatives	314	4 540	854	3 469
(1)All cash equivalents and derivative transaction-related collaterals with initial maturity of three months or less are considered floating rate for the purposes of interest rate risk management.

Nokia’s sensitivity to interest rate exposure in the investment and debt portfolios is presented in the fair value column in the table below with simulated impact to the financial statements presented in the profit and other comprehensive income (OCI) columns.

	2024			2023
	Impact on	Impact on	Impact on	Impact on	Impact on	Impact on
EURm	fair value	profit	OCI	fair value	profit	OCI
Interest rates - increase by 100 basis points	3	4	—	(6)	3	1
Interest rates - decrease by 100 basis points	(2)	(5)	—	8	(4)	(1)

Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to Nokia.
Credit risk arises from credit exposures to customers, including outstanding receivables, financial guarantees and committed
transactions, as well as financial institutions, including bank and cash, fixed income and money market investments,
and derivative financial instruments. Credit risk is managed separately for business-related and financial credit exposures.
Financial instruments contain an element of risk resulting from changes in the market price due to counterparties becoming
less creditworthy or risk of loss due to counterparties being unable to meet their obligations. Financial credit risk is
measured and monitored centrally by Treasury. Financial
credit risk is managed actively by limiting counterparties to a sufficient number of major banks and financial institutions, and by monitoring the creditworthiness and the size of
exposures continuously. Additionally, Nokia enters into netting arrangements with all major counterparties, which give the
right to offset in the event that the counterparty would not be able to fulfill its obligations. Nokia enters into collateral agreements with most counterparties, which require
counterparties to post collateral against derivative receivables.
Investment decisions are based on strict creditworthiness and maturity criteria as defined in the Treasury-related policies and procedures. As a result of this investment policy approach and active management of outstanding investment exposures,
Nokia has not been subject to any material credit losses in its financial investments in the years presented. Due to the high credit quality of Nokia’s financial investments, the expected credit loss for these investments is deemed insignificant based on 12 months’ expected credit losses at 31 December 2024.
For information on expected credit losses for customer-related balances, refer to Note 4.5. Trade receivables and other
customer-related balances.
Nokia has restricted bank deposits primarily related to
employee benefits of EUR 114 million (EUR 119 million in 2023)
that are presented in other non-current financial assets.
Nokia has assessed the counterparty credit risk for these
financial assets and concluded that expected credit losses
are not significant.

Outstanding non-current and current interest-bearing financial investments, cash equivalents and cash classified by credit rating grades ranked in line with S&P Global Ratings categories at 31 December:

			Cash equivalents and interest-bearing financial investments
EURm	Rating(1)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)
2024	AAA	—	1 496	—	8	—	—	1 504
	AA+ – AA-	720	727	12	27	6	—	1 492
	A+ – A-	2 004	2 346	380	241	157	102	5 230
	BBB+ – BBB-	48	244	15	63	26	—	396
	Other	117	2	—	—	—	—	119
Total		2 889	4 815	407	339	189	102	8 741

2023	AAA	—	1 443	25	—	—	—	1 468
	AA+ – AA-	1 042	149	74	—	8	—	1 273
	A+ – A-	2 183	1 340	301	255	245	23	4 347
	BBB+ – BBB-	456	242	134	230	227	—	1 289
	Other	133	4	—	—	—	—	137
Total		3 814	3 178	534	485	480	23	8 514
(1)Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.
(2)Non-current and current interest-bearing financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.
(3)Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 306 million
(EUR 332 million in 2023) of instruments that have a call period of less than three months.

The following table sets out financial assets and liabilities subject to offsetting under enforceable master netting agreements and similar arrangements at 31 December. To reconcile the items presented to the statement of financial position, items that are not subject to offsetting would need to be included, refer to Note 5.3. Derivative and firm commitment assets and liabilities.

		Related amounts not set off in the statement of financial position
EURm	Net amounts of financial assets/ (liabilities) presented in the statement of financial position	Financial instruments assets/(liabilities)	Cash collateral (received)/pledged	Net amount
2024
Derivative assets	178	(143)	(33)	2
Derivative liabilities	(296)	143	147	(6)
Total	(118)	—	114	(4)
2023
Derivative assets	131	(115)	(15)	1
Derivative liabilities	(285)	115	164	(6)
Total	(154)	—	149	(5)

The financial instruments subject to enforceable master netting agreements and similar arrangements are not offset in the statement of financial position as there is no intention to settle net or realize the asset and settle the liability simultaneously.

Liquidity risk
Liquidity risk is defined as financial distress or extraordinarily high financing costs arising from a shortage of liquid funds in a situation where outstanding debt needs to be refinanced
or where business conditions unexpectedly deteriorate and
require financing. Transactional liquidity risk is defined as the risk of executing a financial transaction below fair market value or not being able to execute the transaction at all
within a specific period of time. The objective of liquidity risk management is to maintain sufficient liquidity, and to ensure that it is readily available without endangering its value in order to avoid uncertainty related to financial distress at all times.
Nokia aims to secure sufficient liquidity at all times through efficient cash management and by investing primarily in highly liquid money market investments. Depending on its overall
liquidity position, Nokia may pre-finance or refinance upcoming debt maturities before contractual maturity dates. The
transactional liquidity risk is minimized by entering into
transactions where proper two-way quotes can be obtained
from the market. Nokia aims to ensure flexibility in funding by maintaining committed and uncommitted credit lines.
Nokia's trade payables include balances payable to suppliers under reverse factoring arrangements with financial
institutions. These balances are classified as trade payables since the payments are made to the banks on very similar
terms as to suppliers. Possible extensions to payment terms
beyond the due dates agreed with suppliers are insignificant and there are no special guarantees securing the payments to be made. These arrangements do not result in a significant
liquidity risk given the limited amount of liabilities subject to supplier finance arrangements and Nokia's access to other
sources of finance.
Liabilities under supplier finance arrangements at 31 December:

Carrying amount of liabilities (EURm)	2024
Presented within trade and other payables	564
Of which suppliers have received payment	250

Range of payment due dates after invoice date (days)	2024
Liabilities that are part of the arrangements	60-90
Comparable trade payables that are not part of an arrangement	30-120

Nokia’s significant credit facilities and funding programs at 31 December:
				Utilized (million)
Committed/uncommitted	Financing arrangement	Currency	Nominal (million)	2024	2023
Committed	Revolving Credit Facility(1)	EUR	1 412	—	—
Committed	NIB Loan Facility(2)	EUR	250	100	—
Uncommitted	Finnish Commercial Paper Programme	EUR	750	—	—
Uncommitted	Euro-Commercial Paper Programme	EUR	1 500	—	—
Uncommitted	Euro Medium Term Note Programme(3)	EUR	5 000	1 922	2 300
Total				2 022	2 300
(1)The facility has its maturity in June 2026.
(2)The availability period of the remaining loan facility of EUR 150 million ends in April 2025.
(3)All euro-denominated bonds have been issued under the Euro Medium Term Note Programme.

Certain changes in financial liabilities do not have a direct impact on Nokia’s liquidity position. A disaggregation of cash and non-
cash changes in lease liabilities, interest-bearing liabilities and associated derivatives arising from financing activities has been presented in the table below.

EURm	Long-term interest-bearing liabilities	Short-term interest-bearing liabilities	Derivatives held to hedge long- term borrowings(1)	Lease liabilities(2)	Total
1 January 2024	3 637	554	174	997	5 362
Cash flows	(361)	(6)	—	(225)	(592)
Non-cash changes:
Changes in foreign exchange rates	64	2	(49)	15	32
Changes in fair value	(5)	—	(37)	—	(42)
Reclassification between long-term and short-term	(417)	417	—	—	—
Liabilities associated with assets held for sale	—	—	—	(30)	(30)
Additions(3)	—	—	—	117	117
Other	—	2	—	(11)	(9)
31 December 2024	2 918	969	88	863	4 838

1 January 2023	4 249	228	246	1 042	5 765
Cash flows	(283)	(40)	(19)	(239)	(581)
Non-cash changes:
Changes in foreign exchange rates	(34)	(3)	25	(12)	(24)
Changes in fair value	83	—	(79)	—	4
Reclassification between long-term and short-term	(374)	374	—	—	—
Additions(3)	—	—	—	206	206
Other	(4)	(5)	1	—	(8)
31 December 2023	3 637	554	174	997	5 362
(1)Includes derivatives designated in fair value and cash flow hedge accounting relationships as well as derivatives not designated in hedge accounting relationship but hedging identifiable long-term borrowing exposure.
(2)Includes non-current and current lease liabilities. In 2024. cash flows exclude Submarine Networks’ cash flows after it was classified as held for sale and a discontinued
operation.
(3)Includes new lease contracts as well as modifications and remeasurements of existing lease contracts.

The following table presents an undiscounted, contractual cash flow analysis for lease liabilities, financial liabilities and financial assets presented on the statement of financial position as well as loan commitments given and obtained. The line-by-line analysis does not directly reconcile with the statement of financial position.

	2024						2023
	Due						Due
EURm	within 3 months	between 3 and 12 months	between 1 and 3 years	between 3 and 5 years	beyond 5 years	Total	within 3 months	between 3 and 12 months	between 1 and 3 years	between 3 and 5 years	beyond 5 years	Total
Non-current financial assets
Non-current interest-bearing financial investments	3	5	359	129	—	496	—	—	394	385	—	779
Other non-current financial assets(1)	—	—	57	8	48	113	—	—	60	8	46	114
Current financial assets
Other current financial assets excluding derivatives(1)	318	99	—	—	—	417	216	31	—	—	—	247
Current interest-bearing financial investments(2)	1 390	279	—	—	—	1 669	998	595	—	—	—	1 593
Cash and cash equivalents(2)	6 351	114	80	83	25	6 653	6 017	52	30	138	26	6 263
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(6)	3	(1)	(1)	4	(1)	(7)	(2)	(11)	(12)	(10)	(42)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	5 492	2 471	1 081	114	—	9 158	8 407	1 582	358	6	—	10 353
Derivative contracts – payments	(5 428)	(2 416)	(1 017)	(106)	—	(8 967)	(8 349)	(1 560)	(353)	(6)	—	(10 268)
Trade receivables	4 529	933	39	—	—	5 501	3 834	1 316	184	—	—	5 334
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(21)	(103)	(1 345)	(926)	(1 441)	(3 836)	(33)	(115)	(1 766)	(1 200)	(1 528)	(4 642)
Long-term lease liabilities	—	—	(294)	(172)	(266)	(732)	—	—	(353)	(199)	(304)	(856)
Other non-current financial liabilities	(12)	—	(23)	(10)	—	(45)	—	—	(11)	(11)	(11)	(33)
Current financial and lease liabilities
Short-term interest-bearing liabilities	(603)	(386)	—	—	—	(989)	(473)	(98)	—	—	—	(571)
Short-term lease liabilities	(64)	(175)	—	—	—	(239)	(44)	(179)	—	—	—	(223)
Other financial liabilities excluding derivatives(3)	(490)	(2)	—	—	—	(492)	(458)	(24)	—	—	—	(482)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	(2)	(14)	(10)	3	—	(23)	(4)	(29)	(41)	(12)	—	(86)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	5 517	1 400	965	160	784	8 826	6 475	1 322	735	541	767	9 840
Derivative contracts – payments	(5 635)	(1 458)	(1 013)	(174)	(777)	(9 057)	(6 553)	(1 353)	(806)	(551)	(858)	(10 121)
Discounts without performance obligations	(222)	(149)	(6)	(3)	—	(380)	(151)	(212)	(40)	(1)	—	(404)
Trade payables	(3 049)	(126)	(25)	(12)	(1)	(3 213)	(3 154)	(204)	(64)	—	(1)	(3 423)
Commitments given and obtained
Loan commitments given undrawn(4)	(5)	(6)	—	—	—	(11)	(1)	(4)	—	—	—	(5)
Loan commitments obtained undrawn(5)	(1)	148	1 410	—	—	1 557	(1)	86	1 408	—	—	1 493
Venture fund commitments undrawn(6)	306	—	—	—	—	306	381	—	—	—	—	381
(1)Other non-current financial assets and other current financial assets excluding derivatives mainly include financial receivables from customers and suppliers.
(2)Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 306 million (EUR 332 million in 2023) of instruments that have a call period of less than three months.
(3)Other financial liabilities excluding derivatives include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.
(4)Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.
(5)Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.
(6)The timing of draw downs for these commitments are dependent on investment decisions of various venture funds and these are typically spread over a time period of several years. For further information on venture fund commitments, refer to Note 6.1.
Commitments, contingencies and legal proceedings.